Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit) and effective income tax rate were as follows for the periods indicated
	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands USD)	2021	2020	2021	2020
Income tax expense (benefit)	$96	$1,012	$(13)	$2,460
Effective tax rates	(0.9)%	(10.8)%	0.1%	(14.3)%

	Year ended December 31,
(in thousands USD)	2020	2019	2018
Income (loss) before income tax expense	$(23,991)	$(10,669)	$6,272
Statutory tax rates	21%	21%	30%

Computed expected income tax expense (benefit)	(5,038)	(2,240)	1,882
Increase (decrease) in income taxes resulting from:
Change in deferred tax asset valuation allowance	4,751	4,680	226
Permanent amortization	3,498	713	(931)
Non-deductible expenses	1,724	1,607	904
Foreign tax rate differential	(2,320)	808	144
State and local income taxes, net of federal income tax benefit	(51)	(187)	(30)
Taxable inflation adjustment	23	(27)	114
Non deductible interest	210	113	—
Provision to return	483	—	—
Effect of change in state rate	(167)	—	—
CARES Act	(337)	—	—
Tax loss carryforwards applied	—	—	(386)
Net GILTI Inclusion	—	—	313
Other, net	(435)	7	(78)
Reported income tax expense (benefit)	$2,341	$5,474	$2,158
Effective tax rate	(9.8)%	(51.3)%	34.4%

Schedule of income (loss) before income tax
	Year ended December 31,
(in thousands USD)	2020	2019	2018
USA	$(2,608)	$(18,004)	$(1,656)
Mexico	(22,082)	6,122	6,657
Other Countries	699	1,213	1,271
Total	$(23,991)	$(10,669)	$6,272

Schedule of income tax expense (benefit)
	Year ended December 31,
(in thousands USD)	2020	2019	2018
Current income tax	$943	$4,339	$2,435
Deferred income tax	1,398	1,135	(277)
Total income tax expense	$2,341	$5,474	$2,158

Schedule of tax rates
	Tax rates
	2020	2019	2018
United States	21%	21%	21%
Mexico	30%	30%	30%
Brazil	34%	34%	34%
Spain	25%	25%	25%
Argentina	30%	30%	30%

Schedule of deferred tax balances
	December 31,
(in thousands USD)	2020	2019
Deferred tax assets:
Tax loss carryforward	$6,353	$3,878
Provision for doubtful accounts	67	83
Fixed assets	250	220
Accrued liabilities and other expenses	3,444	4,738
Deferred revenues	445	422
Business interest limitation	2,225	1,433
	December 31,
(in thousands USD)	2020	2019
Operating lease liability	2,178	2,900
Equity-based compensation	648	558
Intangible assets	177	—
Other	369	347
Gross deferred tax assets:	16,156	14,579
Less: Valuation allowance	(10,010)	(5,124)
Total deferred tax assets	6,146	9,455

Deferred tax liabilities:
Intangible assets	5,123	6,580
Operating lease ROU assets	2,130	2,851
Insurance	21	365
Fixed assets	515	—
Obligation for contingent purchase price	777	—
Other	653	2,482
Total deferred tax liabilities	9,219	12,278
Net deferred tax assets (liabilities)	$(3,073)	$(2,823)

Schedule of change in the total valuation allowance for deferred tax assets
	December 31,
(in thousands USD)	2020	2019	2018
Opening balance January 1,	$5,124	$535	$—
Utilization during the year	(99)	—	—
Increases during the year	4,985	4,589	535
Closing balance December 31,	$10,010	$5,124	$535

Schedule of tax loss carryforwards
Year of expiration, (in thousands USD)	Amount
2027	$764
2028	$600
2029	$11,371
2030	$7,156